Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 20, 2014
Document Effective Date	Jun. 27, 2014
Prospectus Date	Jun. 27, 2014
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class A Shares
Risk/Return:
Trading Symbol	DRDAX
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class C Shares
Risk/Return:
Trading Symbol	DRDCX
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class I Shares
Risk/Return:
Trading Symbol	DRDIX